Financial Assets - Current - Narrative (Details) $ in Thousands, € in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of financial assets [line items]
Current financial assets	$ 948,750	€ 50	$ 1,878,890	€ 100	$ 1,131,000	€ 200
EUR
Disclosure of financial assets [line items]
Current financial assets	$ 59,000		$ 104,000		$ 221,000